Chapter 11 Reorganization	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Chapter 11 Reorganization

1. Chapter 11 Reorganization

Overview

On November 29, 2011 (the Petition Date), AMR Corporation (AMR or the Company), its principal subsidiary, American Airlines, Inc. (American) and certain of the Company’s other direct and indirect domestic subsidiaries (collectively, the Debtors) filed voluntary petitions for relief (the Chapter 11 Cases) under Chapter 11 of the United States Bankruptcy Code (the Bankruptcy Code), in the United States Bankruptcy Court for the Southern District of New York (the Bankruptcy Court). The Chapter 11 Cases are being jointly administered under the caption “In re AMR Corporation, et al., Case No. 11-15463-SHL.”

The Company and the other Debtors are operating as “debtors in possession” under the jurisdiction of the Bankruptcy Court and the applicable provisions of the Bankruptcy Code. In general, as debtors in possession under the Bankruptcy Code, we are authorized to continue to operate as an ongoing business but may not engage in transactions outside the ordinary course of business without the prior approval of the Bankruptcy Court. The Bankruptcy Code enables the Company to continue to operate its business without interruption, and the Bankruptcy Court has granted additional relief covering, among other things, obligations to (i) employees, (ii) taxing authorities, (iii) insurance providers, (iv) independent contractors for improvement projects, (v) foreign vendors, (vi) other airlines pursuant to certain interline agreements, and (vii) certain vendors deemed critical to the Debtors’ operations.

While operating as debtors in possession under Chapter 11 of the Bankruptcy Code, the Debtors may sell or otherwise dispose of or liquidate assets or settle liabilities, subject to the approval of the Bankruptcy Court or otherwise as permitted in the ordinary course of business. On April 15, 2013, the Company and other Debtors filed with the Bankruptcy Court its proposed Plan of Reorganization (the Plan) and related Disclosure Statement. The Debtors have an exclusive period to solicit and obtain acceptances of the Plan through and including July 29, 2013. It is possible that the Plan as filed may be challenged and undergo revision, perhaps substantially, prior to the time that it is finally approved by the Bankruptcy Court and submitted to the Debtors’ stakeholders for a vote. The ultimate plan of reorganization, which would be subject to acceptance by the requisite majorities of empowered stakeholders under the Bankruptcy Code and approval by the Bankruptcy Court, could materially change the amounts and classifications in the Condensed Consolidated Financial Statements. See Note 14 to the Condensed Consolidated Financial Statements for further information on the plan of reorganization.

The Company’s Chapter 11 Cases followed an extended effort by the Company to restructure its business to strengthen its competitive and financial position. However, the Company’s substantial cost disadvantage compared to its larger competitors, all of which restructured their costs and debt through Chapter 11, became increasingly untenable given the accelerating impact of global economic uncertainty and resulting revenue instability, volatile and rising fuel prices, and intensifying competitive challenges.

Notwithstanding any indications of value that may be contained in the Plan, no assurance can be given as to the ultimate value, if any, that may be ascribed to the Debtors’ various prepetition liabilities and other securities. The Company cannot predict what the ultimate value of any of its or the other Debtors’ securities may be. Trading in the Company’s common stock and certain debt securities on the New York Stock Exchange (NYSE) was suspended on January 5, 2012, and the Company’s common stock and such debt securities were delisted by the SEC from the NYSE on January 30, 2012. On January 5, 2012, the Company’s common stock began trading under the symbol “AAMRQ” on the OTCQB marketplace, operated by OTC Markets Group (www.otcmarkets.com).

General Information

Notices to Creditors; Effect of Automatic Stay. The Debtors have notified all known current or potential creditors that the Chapter 11 Cases were filed. Subject to certain exceptions under the Bankruptcy Code, the filing of the Debtors’ Chapter 11 Cases automatically enjoined, or stayed, the continuation of most judicial or administrative proceedings or filing of other actions against the Debtors or their property to recover on, collect or secure a claim arising prior to the Petition Date. Thus, for example, most creditor actions to obtain possession of property from the Debtors, or to create, perfect or enforce any lien against the property of the Debtors, or to collect on monies owed or otherwise exercise rights or remedies with respect to a prepetition claim, are enjoined unless and until the Bankruptcy Court lifts the automatic stay as to any such claim. Vendors are being paid for goods furnished and services provided after the Petition Date in the ordinary course of business.

Appointment of Creditors’ Committee. On December 5, 2011, the U.S. Trustee appointed the Creditors’ Committee (Creditors’ Committee) for the Chapter 11 Cases.

Retirement and Life Insurance Benefits. See Note 8 to the Condensed Consolidated Financial Statements for information regarding modifications to retirement and life insurance benefits.

Rejection of Executory Contracts. Under section 365 and other relevant sections of the Bankruptcy Code, the Debtors may assume, assume and assign, or reject certain executory contracts and unexpired leases, including, without limitation, agreements relating to aircraft and aircraft engines (collectively, Aircraft Property) and leases of real property, subject to the approval of the Bankruptcy Court and certain other conditions. As of March 31, 2013, the Bankruptcy Court had entered orders granting the Debtors’ motions to assume 537 and reject 12 unexpired leases of non-residential real property and had entered various orders extending, by the Debtors’ agreement with certain landlords, the date by which the Debtors must assume or reject an additional 24 unexpired leases of non-residential real property.

In general, rejection of an executory contract or unexpired lease is treated as a prepetition breach of the executory contract or unexpired lease in question and, subject to certain exceptions, relieves the Debtors from performing their future obligations under such executory contract or unexpired lease but entitles the contract counterparty or lessor to a prepetition general unsecured claim for damages caused by such deemed breach. Counterparties to such rejected contracts or leases have the right to file claims against the Debtors’ estate for such damages. Generally, the assumption of an executory contract or unexpired lease requires the Debtors to cure existing defaults under such executory contract or unexpired lease.

Any description of an executory contract or unexpired lease elsewhere in these Notes or in the report to which these Notes are attached, including where applicable the Debtors’ express termination rights or a quantification of their obligations, must be read in conjunction with, and is qualified by, any rights the Debtors or counterparties have under section 365 of the Bankruptcy Code.

The Debtors expect that liabilities subject to compromise and resolution in the Chapter 11 Cases will arise in the future as a result of damage claims created by the Debtors’ rejection of various executory contracts and unexpired leases. Due to the uncertain nature of many of the potential rejection claims, the magnitude of such claims is not reasonably estimable at this time. Such claims may be material (see “Liabilities Subject to Compromise” in Note 1 to the Condensed Consolidated Financial Statements).

Special Protection Applicable to Leases and Secured Financing of Aircraft and Aircraft Equipment. Notwithstanding the general discussion above of the impact of the automatic stay, under section 1110 of the Bankruptcy Code, beginning 60 days after filing a petition under Chapter 11, certain secured parties, lessors and conditional sales vendors may have a right to take possession of certain qualifying Aircraft Property that is leased or subject to a security interest or conditional sale contract, unless the Debtors, subject to approval by the Bankruptcy Court, agree to perform under the applicable agreement, and cure any defaults as provided in section 1110 (other than defaults of a kind specified in section 365(b)(2) of the Bankruptcy Code). Taking such action does not preclude the Debtors from later rejecting the applicable lease or abandoning the Aircraft Property subject to the related security agreement, or from later seeking to renegotiate the terms of the related financing.

The Debtors may extend the 60-day period by agreement of the relevant financing party, with Bankruptcy Court approval. In the absence of an agreement or cure as described above or such an extension, the financing party may take possession of the Aircraft Property and enforce its contractual rights or remedies to sell, lease or otherwise retain or dispose of such equipment.

The 60-day period under section 1110 in the Chapter 11 Cases expired on January 27, 2012. In accordance with the Bankruptcy Court’s Order Authorizing the Debtors to (i) Enter into Agreements Under Section 1110(a) of the Bankruptcy Code, (ii) Enter into Stipulations to Extend the Time to Comply with Section 1110 of the Bankruptcy Code and (iii) File Redacted Section 1110(b) Stipulations, dated December 23, 2011, the Debtors have entered into agreements to extend the automatic stay or agreed to perform and cure defaults under financing agreements with respect to certain aircraft in their fleet and other Aircraft Property. The Debtors have reached agreement on revised terms with respect to substantially all of the aircraft for which the Debtors expect to negotiate revised terms, subject in a number of instances to certain conditions, including reaching agreement on definitive documentation. The ultimate outcome of these negotiations cannot be predicted with certainty. To the extent the Debtors are unable to reach definitive agreements with Aircraft Property financing parties, those parties may seek to repossess the subject Aircraft Property. The loss of a significant number of aircraft could result in a material adverse effect on the Debtors’ financial and operating performance.

Magnitude of Potential Claims. On February 27, 2012, the Debtors filed with the Bankruptcy Court schedules and statements of financial affairs setting forth, among other things, the assets and liabilities of the Debtors, subject to the assumptions filed in connection therewith. All of the schedules are subject to further amendment or modification.

Bankruptcy Rule 3003(c)(3) requires the Bankruptcy Court to fix the time within which proofs of claim must be filed in a Chapter 11 case pursuant to section 501 of the Bankruptcy Code. This Bankruptcy Rule also provides that any creditor who asserts a claim against the Debtors that arose prior to the Petition Date and whose claim (i) is not listed on the Debtors’ schedules or (ii) is listed on the schedules as disputed, contingent, or unliquidated, must file a proof of claim. On May 4, 2012, the Bankruptcy Court entered an order that established July 16, 2012 at 5:00 p.m. (Eastern Time) (the Bar Date) as the deadline to file proofs of claim against any Debtor. More information regarding the filing of proofs of claim can be obtained at www.amrcaseinfo.com. Information on this website is not incorporated into or otherwise made a part of this report.

As of April 10, 2013, approximately 13,400 claims totaling about $290.0 billion have been filed with the Bankruptcy Court against the Debtors. Of those claims, approximately 350 claims aggregating approximately $58 million were filed after the Bar Date. We expect new and amended claims to be filed in the future, including claims amended to assign values to claims originally filed with no designated value. We intend to dispute the claims filed after the Bar Date as not having been filed timely and in accordance with the Bankruptcy Code. We have identified, and we expect to continue to identify, many claims that we believe should be disallowed by the Bankruptcy Court because they are duplicative, are without merit, are overstated or for other reasons. As of April 10, 2013, the Bankruptcy Court has disallowed approximately $100.2 billion of claims and has not yet ruled on our other objections to claims, the disputed portions of which aggregate to an additional $16.1 billion. We expect to continue to file objections in the future. Because the process of analyzing and objecting to claims is ongoing, the amount of disallowed claims may increase significantly in the future. The Debtors have recorded amounts for claims for which there was sufficient information to estimate the claim.

Differences between amounts scheduled by the Debtors and claims by creditors will be investigated and resolved in connection with the claims resolution process. In light of the expected number of creditors, the claims resolution process may take considerable time to complete. Accordingly, the ultimate number and amount of allowed claims is not presently known, nor can the ultimate recovery with respect to allowed claims be presently ascertained.

Collective Bargaining Agreements. Section 1113(c) of the Bankruptcy Code provides a process for the modification and/or rejection of collective bargaining agreements (CBAs). Through this process, American was able to achieve new CBAs with each of its unions (TWU, APFA and APA), covering nine unionized work groups.

In September 2012, the Bankruptcy Court authorized American to reject its pilot CBA, and thereafter American began implementing certain terms and conditions of employment for pilots. American and the APA continued to negotiate in good faith toward a new pilot agreement, and those negotiations resulted in a new pilot CBA that was approved by the Bankruptcy Court on December 19, 2012. A small group of American pilots is appealing the Bankruptcy Court’s decisions granting American’s request to reject the pilot CBA and approving the new pilot CBA, and those appeals are pending in the U.S. District Court for the Southern District of New York.

American Eagle Airlines, Inc. (AMR Eagle) also engaged in the Section 1113(c) process with its unions, and ultimately achieved new CBAs with AFA, ALPA and all four TWU-represented work groups.

In addition, American’s pilots, flight attendants, and ground employee unions and the US Airways, Inc. pilots union have agreed to terms for improved CBAs, effective upon the closing of the Company’s proposed merger with US Airways Group, Inc. (US Airways Group) (see Note 13 and Note 14 to the Condensed Consolidated Financial Statements for further information regarding the merger). The US Airways, Inc. flight attendants union has also reached a tentative agreement with US Airways, Inc., which includes support for the merger. American’s unions representing pilots and flight attendants are working with their counterparts at US Airways, Inc. to determine representation and single agreement protocols to be used to integrate workforce after the merger.

Merger Agreement and Plan of Reorganization. See Notes 13 and 14 to the Condensed Consolidated Financial Statements for information regarding the Merger Agreement and Plan.

Availability and Utilization of Net Operating Losses. The availability and utilization of net operating losses (and utilization of alternative minimum tax credits) after the Debtors’ emergence from Chapter 11 is uncertain at this time and will be highly influenced by the composition of the plan of reorganization that is ultimately pursued. On January 27, 2012, the Bankruptcy Court issued a Final Order Establishing Notification Procedures for Substantial Claimholders and Equityholders and Approving Restrictions on Certain Transfers of Interests in the Debtors’ Estates, which restricted trading in the Company’s common stock and established certain procedures and potential restrictions with respect to the transfer of claims. The order was intended to prevent, or otherwise institute procedures and notification requirements with respect to, certain transfers of AMR Common Stock and unsecured claims against the Debtors that could impair the ability of the Debtors to use their net operating loss carryovers and certain other tax attributes on a reorganized basis. However, the Original Procedures did not envision the proposed merger between AMR and US Airways Group and, if implemented to take into account the proposed merger or an equivalent transaction, might have unduly restricted the amount of claims that may be accumulated and retained by certain holders. Accordingly, on February 22, 2013, the Debtors filed a motion with the Bankruptcy Court to revise the Original Procedures (as so revised, the Revised Procedures).

On April 11, 2013, the Bankruptcy Court entered an order (the Revised Order) approving the Revised Procedures.

With respect to holders of unsecured claims against the Debtors, the Revised Procedures establish a process in which holders of unsecured claims in excess of a threshold amount may be required to file one or more Notices of Substantial Claim Ownership, and, under certain circumstances, may be required to sell all or a portion of any unsecured claims acquired during the Chapter 11 Cases. The Revised Procedures potentially apply to any person that beneficially owns either (1) more than $190 million of claims against the Debtors or (2) a lower amount of claims which, when added to certain specified interests, including stock, in AMR or US Airways Group, would result in such holder holding the “Applicable Percentage,” generally 4.5 percent, of the reorganized Debtors. In connection with the filing of a Notice of Substantial Claim Ownership, a holder must indicate if it will agree to refrain from acquiring additional AMR and US Airways Group common stock and such other specified interests until after the effective date of the Debtors’ Chapter 11 plan of reorganization, and to dispose of any such interests acquired since February 22, 2013. This can affect the manner in which the Revised Procedures apply to certain holders.

The Revised Procedures did not alter the procedures applicable with respect to “Substantial Equityholders,” namely persons who are, or as a result of a transaction would become, the beneficial owner of approximately 4.5 percent of the outstanding shares of AMR Common Stock.

Any acquisition, disposition, or other transfer of equity or claims in violation of the restrictions set forth in the Revised Order will be null and void ab initio and/or subject to sanctions as an act in violation of the automatic stay under sections 105(a) and 362 of the United States Bankruptcy Code.

Liabilities Subject to Compromise

The following table summarizes the components of liabilities subject to compromise included on the Condensed Consolidated Balance Sheet as of March 31, 2013 and December 31, 2012:

(in millions)
	March 31, 2013	December 31, 2012
Long-term debt	$1,198	$1,198
Estimated allowed claims on aircraft lease and debt obligations and facility lease and bond obligations	3,971	3,716
Pension and postretirement benefits	1,237	1,250
Accounts payable and other accrued liabilities	385	442
Other	(12)	—

Total liabilities subject to compromise	$6,779	$6,606

Long-term debt, including undersecured debt, classified as subject to compromise as of March 31, 2013 and December 31, 2012 consisted of (in millions):

	March 31, 2013	December 31, 2012
Secured variable and fixed rate indebtedness due through 2023 (effective rates from 1.00%—13.00% at March 31, 2013)	$172	$172
6.00%—8.50% special facility revenue bonds due through 2036	186	186
6.25% senior convertible notes due 2014	460	460
9.00%—10.20% debentures due through 2021	214	214
7.88%—10.55% notes due through 2039	166	166

	$1,198	$1,198

Liabilities subject to compromise refers to prepetition obligations which may be impacted by the Chapter 11 reorganization process. These amounts represent the Debtors’ current estimate of known or potential prepetition obligations to be resolved in connection with the Chapter 11 Cases.

In accordance with ASC 852, substantially all of the Company’s unsecured debt has been classified as liabilities subject to compromise. Additionally, certain of the Company’s undersecured debt instruments have also been classified as liabilities subject to compromise.

Pursuant to the Support Agreement, as defined and further described in Note 13 to the Condensed Consolidated Financial Statements, the Debtors agreed to allow certain post-petition unsecured claims on obligations. As a result, the Company recorded interest charges of $116 million to liabilities subject to compromise to recognize post-petition interest expense on unsecured obligations.

As a result of the modifications to the retirement benefits as discussed in Note 8 to the Condensed Consolidated Financial Statements, a portion of the pension and postretirement benefits liability, primarily relating to retiree medical and other benefits, was classified as liabilities subject to compromise.

Differences between liabilities the Debtors have estimated and the claims filed, or to be filed, will be investigated and resolved in connection with the claims resolution process. The Company will continue to evaluate these liabilities throughout the Chapter 11 Cases and adjust amounts as necessary. Such adjustments may be material. In light of the expected number of creditors, the claims resolution process may take considerable time to complete. Accordingly, the ultimate number and amount of allowed claims is not presently known.

Reorganization Items, net

Reorganization items refer to revenues, expenses (including professional fees), realized gains and losses and provisions for losses that are realized or incurred in the Chapter 11 Cases. The following table summarizes the components included in reorganization items, net on the Consolidated Statements of Operations for the three months ended March 31, 2013 and March 31, 2012:

(in millions)
	Three Months Ended March 31,
	2013	2012
Pension and postretirement benefits	$—	$—
Aircraft and facility financing renegotiations and rejections(1)(2)(3)	136	1,356
Professional fees	39	45
Other	(15)	—

Total reorganization items, net	$160	$1,401

(1)

Amounts include allowed claims (claims approved by the Bankruptcy Court) and estimated allowed claims relating to the rejection or modification of financings related to aircraft. The Debtors record an estimated claim associated with the rejection or modification of a financing when the applicable motion is filed with the Bankruptcy Court to reject or modify such financing and the Debtors believe that it is probable the motion will be approved, and there is sufficient information to estimate the claim. Modifications of the financings related to certain aircraft remain subject to conditions, including reaching agreement on definitive documentation. See above, “Special Protection Applicable to Leases and Secured Financing of Aircraft and Aircraft Equipment,” for further information.

(2)

Amounts include allowed claims (claims approved by the Bankruptcy Court) and estimated allowed claims relating to entry of orders treating as unsecured claims with respect to facility agreements supporting certain issuances of special facility revenue bonds. The Debtors record an estimated claim associated with the treatment of claims with respect to facility agreements when the applicable motion is filed with the Bankruptcy Court and the Debtors believe that it is probable that the motion will be approved, and there is sufficient information to estimate the claim. See above, “Rejection of Executory Contracts,” for further information.

(3)

Pursuant to the Support Agreement, as defined and further described in Note 13 to the Condensed Consolidated Financial Statements, the Debtors agreed to allow certain post-petition unsecured claims on obligations. As a result, the Company recorded reorganization charges to adjust estimated allowed claim amounts previously recorded on rejected special facility revenue bonds of $127 million, which is included in the table above.

Claims related to reorganization items are reflected in liabilities subject to compromise on the Condensed Consolidated Balance Sheet as of March 31, 2013.

1. Chapter 11 Reorganization

Overview

On November 29, 2011 (the Petition Date), AMR Corporation (AMR or the Company) and certain of the Company’s direct and indirect domestic subsidiaries (collectively, the Debtors) filed voluntary petitions for relief (the Chapter 11 Cases) under Chapter 11 of the United States Bankruptcy Code (the Bankruptcy Code), in the United States Bankruptcy Court for the Southern District of New York (the Bankruptcy Court). The Chapter 11 Cases are being jointly administered under the caption “In re AMR Corporation, et al., Case No. 11-15463-SHL.”

The Company and the other Debtors are operating as “debtors in possession” under the jurisdiction of the Bankruptcy Court and the applicable provisions of the Bankruptcy Code. In general, as debtors in possession under the Bankruptcy Code, we are authorized to continue to operate as an ongoing business but may not engage in transactions outside the ordinary course of business without the prior approval of the Bankruptcy Court. The Bankruptcy Code enables the Company to continue to operate its business without interruption, and the Bankruptcy Court has granted additional relief covering, among other things, obligations to (i) employees, (ii) taxing authorities, (iii) insurance providers, (iv) independent contractors for improvement projects, (v) foreign vendors, (vi) other airlines pursuant to certain interline agreements, and (vii) certain vendors deemed critical to the Debtors’ operations.

While operating as debtors in possession under Chapter 11 of the Bankruptcy Code, the Debtors may sell or otherwise dispose of or liquidate assets or settle liabilities, subject to the approval of the Bankruptcy Court or otherwise as permitted in the ordinary course of business. The Debtors have not yet prepared or filed with the Bankruptcy Court a plan of reorganization. The Debtors have the exclusive right to file a plan of reorganization through and including April 15, 2013, subject to the ability of third parties to file motions to terminate the Debtors’ exclusivity period. If the Debtors file a plan of reorganization on or prior to such date, the Debtors will have an exclusive period to solicit and obtain acceptances for such plan through and including June 17, 2013. The Debtors have the right to seek further extensions of such exclusivity periods, subject to a statutory limit of 18 months from the Petition Date in the case of filing a plan of reorganization, and 20 months from the Petition Date in the case of soliciting and obtaining acceptances. The ultimate plan of reorganization, which would be subject to acceptance by the requisite majorities of empowered creditors under the Bankruptcy Code and approval by the Bankruptcy Court, could materially change the amounts and classifications in the consolidated financial statements.

The Company’s Chapter 11 Cases followed an extended effort by the Company to restructure its business to strengthen its competitive and financial position. However, the Company’s substantial cost disadvantage compared to its larger competitors, all of which restructured their costs and debt through Chapter 11, became increasingly untenable given the accelerating impact of global economic uncertainty and resulting revenue instability, volatile and rising fuel prices, and intensifying competitive challenges.

No assurance can be given as to the value, if any, that may be ascribed to the Debtors’ various prepetition liabilities and other securities. The Company cannot predict what the ultimate value of any of its or the other Debtors’ securities may be. Accordingly, the Debtors urge that caution be exercised with respect to existing and future investments in any of these securities (including the Company’s common stock) or other Debtor claims. Trading in the Company’s common stock and certain debt securities on the New York Stock Exchange (NYSE) was suspended on January 5, 2012, and the Company’s common stock and such debt securities were delisted by the SEC from the NYSE on January 30, 2012. On January 5, 2012, the Company’s common stock began trading under the symbol “AAMRQ” on the OTCQB marketplace, operated by OTC Markets Group (www.otcmarkets.com).

General Information

Notices to Creditors; Effect of Automatic Stay. The Debtors have notified all known current or potential creditors that the Chapter 11 Cases were filed. Subject to certain exceptions under the Bankruptcy Code, the filing of the Debtors’ Chapter 11 Cases automatically enjoined, or stayed, the continuation of most judicial or administrative proceedings or filing of other actions against the Debtors or their property to recover on, collect or secure a claim arising prior to the Petition Date. Thus, for example, most creditor actions to obtain possession of property from the Debtors, or to create, perfect or enforce any lien against the property of the Debtors, or to collect on monies owed or otherwise exercise rights or remedies with respect to a prepetition claim, are enjoined unless and until the Bankruptcy Court lifts the automatic stay as to any such claim. Vendors are being paid for goods furnished and services provided after the Petition Date in the ordinary course of business.

Appointment of Creditors’ Committee. On December 5, 2011, the U.S. Trustee appointed the Creditors’ Committee (Creditors’ Committee) for the Chapter 11 Cases.

Retirement and Life Insurance Benefits. See Note 11 to the consolidated financial statements for information regarding modifications to retirement and life insurance benefits.

Rejection of Executory Contracts. Under section 365 and other relevant sections of the Bankruptcy Code, the Debtors may assume, assume and assign, or reject certain executory contracts and unexpired leases, including, without limitation, agreements relating to aircraft and aircraft engines (collectively, Aircraft Property) and leases of real property, subject to the approval of the Bankruptcy Court and certain other conditions. As of December 31, 2012, the Bankruptcy Court had entered orders granting the Debtors’ motions to assume 526 and reject 10 unexpired leases of non-residential real property and had entered various orders extending, by the Debtors’ agreement with certain landlords, the date by which the Debtors must assume or reject an additional 37 unexpired leases of non-residential real property. As of December 31, 2012, the Company had also entered into stipulations or agreed orders providing that the claims with respect to special facility revenue bonds at Dallas/Fort Worth International Airport, Fort Worth Alliance Airport and Luis Muñoz Marín International Airport in San Juan, Puerto Rico were general unsecured claims.

In general, rejection of an executory contract or unexpired lease is treated as a prepetition breach of the executory contract or unexpired lease in question and, subject to certain exceptions, relieves the Debtors from performing their future obligations under such executory contract or unexpired lease but entitles the contract counterparty or lessor to a prepetition general unsecured claim for damages caused by such deemed breach. Counterparties to such rejected contracts or leases have the right to file claims against the Debtors’ estate for such damages. Generally, the assumption of an executory contract or unexpired lease requires the Debtors to cure existing defaults under such executory contract or unexpired lease.

Any description of an executory contract or unexpired lease elsewhere in these Notes or in the report to which these Notes are attached, including where applicable the Debtors’ express termination rights or a quantification of their obligations, must be read in conjunction with, and is qualified by, any rights the Debtors or counterparties have under section 365 of the Bankruptcy Code.

The Debtors expect that liabilities subject to compromise and resolution in the Chapter 11 Cases will arise in the future as a result of damage claims created by the Debtors’ rejection of various executory contracts and unexpired leases. Due to the uncertain nature of many of the potential rejection claims, the magnitude of such claims is not reasonably estimable at this time. Such claims may be material (see “Liabilities Subject to Compromise” in Note 1 to the consolidated financial statements).

Special Protection Applicable to Leases and Secured Financing of Aircraft and Aircraft Equipment. Notwithstanding the general discussion above of the impact of the automatic stay, under section 1110 of the Bankruptcy Code, beginning 60 days after filing a petition under Chapter 11, certain secured parties, lessors and conditional sales vendors may have a right to take possession of certain qualifying Aircraft Property that is leased or subject to a security interest or conditional sale contract, unless the Debtors, subject to approval by the Bankruptcy Court, agree to perform under the applicable agreement, and cure any defaults as provided in section 1110 (other than defaults of a kind specified in section 365(b)(2) of the Bankruptcy Code). Taking such action does not preclude the Debtors from later rejecting the applicable lease or abandoning the Aircraft Property subject to the related security agreement, or from later seeking to renegotiate the terms of the related financing.

The Debtors may extend the 60-day period by agreement of the relevant financing party, with Bankruptcy Court approval. In the absence of an agreement or cure as described above or such an extension, the financing party may take possession of the Aircraft Property and enforce its contractual rights or remedies to sell, lease or otherwise retain or dispose of such equipment.

The 60-day period under section 1110 in the Chapter 11 Cases expired on January 27, 2012. In accordance with the Bankruptcy Court’s Order Authorizing the Debtors to (i) Enter into Agreements Under Section 1110(a) of the Bankruptcy Code, (ii) Enter into Stipulations to Extend the Time to Comply with Section 1110 of the Bankruptcy Code and (iii) File Redacted Section 1110(b) Stipulations, dated December 23, 2011, the Debtors have entered into agreements to extend the automatic stay or agreed to perform and cure defaults under financing agreements with respect to certain aircraft in their fleet and other Aircraft Property. With respect to certain Aircraft Property, the Debtors have reached agreements on, or agreements on key aspects of, renegotiated terms of the related financings, and the Debtors are continuing to negotiate terms with respect to certain of their other Aircraft Property financings. The ultimate outcome of these negotiations cannot be predicted with certainty. To the extent the Debtors are unable to reach definitive agreements with Aircraft Property financing parties, those parties may seek to repossess the subject Aircraft Property. The loss of a significant number of aircraft could result in a material adverse effect on the Debtors’ financial and operating performance.

In accordance with section 1110 of the Bankruptcy Code, as of December 31, 2012, the Company had (i) rejected 40 leases relating to 21 MD-80 aircraft, four Fokker 100 aircraft, seven Boeing 757-200 aircraft and eight spare engines; (ii) relinquished one Airbus A300-600R aircraft that was subject to a mortgage; and (iii) made elections under section 1110(a) of the Bankruptcy Code to retain 340 aircraft and 87 spare engines, including Boeing 737-800, Boeing 757-200, Boeing 767-300ER, Boeing 777-200ER, Bombardier CRJ-700, and McDonnell Douglas MD-80 aircraft, on the terms provided in the related financing documents. In addition, as of December 31, 2012, the Company had reached agreement on revised economic terms of the financings of 155 aircraft, comprising 83 MD-80 aircraft, nine Boeing 737-800 aircraft, 36 Boeing 757-200 aircraft, 11 Boeing 767-200ER aircraft, 13 Boeing 767-300ER aircraft and three Boeing 777-200ER aircraft (which agreements are subject to certain conditions, including reaching agreement on definitive documentation). Those 155 aircraft are substantially all of the mainline aircraft in the Company’s fleet for which it expects to negotiate revised economic terms in the Chapter 11 Cases. In addition, the Company reached an agreement with the lessor to modify the leases of 39 Super ATR aircraft. As of December 31, 2012, 30 of the Super ATR aircraft had been returned to the lessor as allowed under the modified agreement. The remaining 9 Super ATR aircraft are expected to be returned to the lessor in 2013.

Lastly, the Company entered into a series of agreements with the lender with respect to its 216 Embraer RJ aircraft and certain other interested parties pursuant to which the Company (i) surrendered 18 Embraer RJ 135 aircraft on June 21, 2012, (ii) subject to certain conditions (including reaching agreement on definitive documentation), will restructure the mortgage debt encumbering 59 Embraer 140 aircraft and 68 Embraer 145 aircraft and (iii) transferred and leased back its remaining 21 Embraer RJ 135 aircraft. The debt encumbering 50 Embraer 145 aircraft will not be reduced. The Company’s entry into these transactions was approved by the Bankruptcy Court on November 8, 2012.

Magnitude of Potential Claims. On February 27, 2012, the Debtors filed with the Bankruptcy Court schedules and statements of financial affairs setting forth, among other things, the assets and liabilities of the Debtors, subject to the assumptions filed in connection therewith. All of the schedules are subject to further amendment or modification.

Bankruptcy Rule 3003(c)(3) requires the Bankruptcy Court to fix the time within which proofs of claim must be filed in a Chapter 11 case pursuant to section 501 of the Bankruptcy Code. This Bankruptcy Rule also provides that any creditor who asserts a claim against the Debtors that arose prior to the Petition Date and whose claim (i) is not listed on the Debtors’ schedules or (ii) is listed on the schedules as disputed, contingent, or unliquidated, must file a proof of claim. On May 4, 2012, the Bankruptcy Court entered an order that established July 16, 2012 at 5:00 p.m. (Eastern Time) as the deadline to file proofs of claim against any Debtor. More information regarding the filing of proofs of claim can be obtained at www.amrcaseinfo.com. Information on this website is not incorporated into or otherwise made a part of this report.

As of February 13, 2013, approximately 13,366 claims totaling about $290.0 billion have been filed with the Bankruptcy Court against the Debtors. Of those claims, approximately 350 claims aggregating approximately $59 million were filed after the Bar Date. We expect new and amended claims to be filed in the future, including claims amended to assign values to claims originally filed with no designated value. We have identified, and we expect to continue to identify, many claims that we believe should be disallowed by the Bankruptcy Court because they are duplicative, are without merit, are overstated or for other reasons. As of February 13, 2013, the Bankruptcy Court has disallowed approximately $100.2 billion of claims and has not yet ruled on our other objections to claims, the disputed portions of which aggregate to an additional $14.8 billion. We expect to continue to file objections in the future. Because the process of analyzing and objecting to claims is ongoing, the amount of disallowed claims may increase significantly in the future. The Debtors have recorded amounts for claims for which there was sufficient information to estimate the claim.

Differences between amounts scheduled by the Debtors and claims by creditors will be investigated and resolved in connection with the claims resolution process. In light of the expected number of creditors, the claims resolution process may take considerable time to complete. Accordingly, the ultimate number and amount of allowed claims is not presently known, nor can the ultimate recovery with respect to allowed claims be presently ascertained.

Collective Bargaining Agreements. The Bankruptcy Code provides a process for the modification and/or rejection of collective bargaining agreements (CBAs). In particular, section 1113(c) of the Bankruptcy Code permits a debtor to reject its CBAs if the debtor satisfies a number of statutorily prescribed substantive and procedural prerequisites and obtains the Bankruptcy Court’s approval to reject the CBAs. The section 1113(c) process requires that a debtor must make proposals to its unions to modify existing CBAs based on the most complete and reliable information available at the time the proposals are made. The proposed modifications must be necessary to permit the reorganization of the debtor and must assure that all the affected parties are treated fairly and equitably. The debtor must provide the unions with all information necessary to evaluate the proposals, and meet at reasonable times and confer in good faith with the unions in an effort to reach mutually agreeable modifications to the CBAs. American commenced the section 1113(c) process with its unions (APA, APFA and TWU) on February 1, 2012, and negotiated in good faith with the unions for consensual agreements that achieve the necessary level of labor cost savings. Because consensual agreements had not been reached, and given American’s need to restructure its labor costs expeditiously, the Debtors filed a motion with the Bankruptcy Court on March 27, 2012 requesting approval to reject the CBAs.

The Court hearing on the Debtors’ request to reject the CBAs began on April 23, 2012 and concluded the week of May 21, 2012. After the filing of its request to reject its CBAs, American and the unions continued to negotiate in good faith toward consensual agreements. Those negotiations resulted in ratified agreements with all seven TWU-represented groups (Fleet Service Clerks, Dispatchers, Ground School Instructors, Maintenance Control Technicians, Simulator Technicians, Mechanics and Related (M&R), and Stores), all of which have been approved by the Bankruptcy Court. On July 20, 2012, APFA sent American’s proposed Last Best and Final Offer (LBFO) to its membership for a ratification vote, and on August 19, 2012 APFA announced the LBFO was ratified by the membership. This new agreement was approved by the Bankruptcy Court on September 12, 2012. Having secured Court approval of the APFA and all seven TWU agreements, American has begun implementing the terms of all of its new agreements.

In August 2012, APA announced that its membership did not ratify a tentative agreement reached by the parties in June. Following its initial decision denying American’s request to reject the APA CBA, the Bankruptcy Court granted American’s renewed motion to reject that agreement and entered an order on September 5, 2012 authorizing American to reject the pilot CBA. In accordance with the Bankruptcy Court’s ruling, American began implementing certain terms and conditions of employment for pilots that the Bankruptcy Court determined were fair and necessary for the Debtors’ successful restructuring. American and APA continued to negotiate in good faith toward a new pilot agreement, and on November 9, 2012, the parties reached a tentative agreement on a new comprehensive CBA. On December 7, 2012, the APA announced the tentative agreement was ratified. The new CBA was approved by the Bankruptcy Court on December 19, 2012, and American has begun implementing the terms of its new agreement with the APA. A small group of American pilots is appealing the Bankruptcy Court’s decisions granting American’s renewed motion to reject the pilot CBA and approving the new pilot CBA, and those appeals are pending in the U.S. District Court for the Southern District of New York.

AMR Eagle commenced the Section 1113(c) process with its unions on March 21, 2012. On July 27, 2012, AMR Eagle reached a tentative agreement with the Association of Flight Attendants. That tentative agreement was ratified by the flight attendants on September 7, 2012. On August 8, 2012, AMR Eagle reached an agreement-in-principle with the Air Line Pilots Association (ALPA). The ALPA Master Executive Council accepted the terms of the agreement-in-principle on September 12, 2012 and the tentative agreement was ratified by the pilot group on October 8, 2012. On July 20, 2012, AMR Eagle and the TWU reached a tentative agreement with the Mechanics and Related and Fleet Service Clerks groups. On August 24, 2012, the TWU announced that the Fleet Service Clerks group ratified its tentative agreement and that the Mechanics and Related group did not ratify its tentative agreement. Because consensual agreements had not been reached with the TWU represented Mechanics, Ground School Instructors and Dispatchers, AMR Eagle filed a motion with the Bankruptcy Court on September 7, 2012 requesting approval to reject those CBAs. AMR Eagle continued to negotiate in good faith with the TWU with respect to each of those work groups. On October 3, 2012, AMR Eagle and the TWU reached tentative agreements with the Mechanics and Related and the Ground School Instructors groups. On October 8, 2012, AMR Eagle reached a tentative agreement with the TWU represented Dispatch group. The tentative agreements for Mechanics, Ground School Instructors and Dispatchers were sent to those work groups for a ratification vote. On October 26, 2012, AMR Eagle’s Mechanics and Ground School Instructors voted to ratify their tentative agreements, and the Dispatchers did not ratify their tentative agreement. A hearing on AMR Eagle’s Section 1113 motion to reject the Dispatchers CBA, originally scheduled to begin on November 14, 2012, was continued until December 10, 2012. On December 3, 2012, AMR Eagle reached a second tentative agreement with the TWU represented Dispatchers and the membership ratified the tentative agreement on December 18, 2012. All of the new AMR Eagle CBAs were approved by the Bankruptcy Court on December 21, 2012. AMR Eagle has begun implementing the terms of all the new CBAs.

Availability and Utilization of Net Operating Losses. The availability and utilization of net operating losses (and utilization of alternative minimum tax credits) after the Debtors’ emergence from Chapter 11 is uncertain at this time and will be highly influenced by the composition of the plan of reorganization that is ultimately pursued. On January 27, 2012, the Bankruptcy Court issued a Final Order Establishing Notification Procedures for Substantial Claimholders and Equityholders and Approving Restrictions on Certain Transfers of Interests in the Debtors’ Estates, which restricts trading in the Company’s common stock and establishes certain procedures and potential restrictions with respect to the transfer of claims. The order is intended to prevent certain transfers of the Company’s common stock and certain transfers of claims against the Debtors that could impair the ability of one or more of the Debtors’ estates to use their net operating loss carryovers and certain other tax attributes currently or on a reorganized basis. Any acquisition, disposition, or other transfer of equity or claims on or after November 29, 2011 in violation of the restrictions set forth in the order will be null and void ab initio and/or subject to sanctions as an act in violation of the automatic stay under sections 105(a) and 362 of the Bankruptcy Code. The order applies to (i) “Substantial Equityholders,” i.e., persons who are, or as a result of a transaction would become, the beneficial owner of approximately 4.5 percent of the outstanding shares of the Company’s common stock and (ii) “Substantial Claimholders,” i.e., persons who are, or as a result of a transaction become, the beneficial owner of unsecured claims in excess of a threshold amount of unsecured claims (initially $190 million of unsecured claims, but which may be subsequently increased or decreased under certain circumstances in connection with the Debtors’ filing of a Chapter 11 plan). In the case of Substantial Equityholders, the order imposes current restrictions with respect to the acquisition or disposition of the Company’s stock, and certain notifications may be required. In the case of Substantial Claimholders, the order imposes a procedure pursuant to which, under certain circumstances, the claims acquired during the Chapter 11 Cases may have to be resold, and certain notifications may be required. The Merger Agreement provides that the procedures of the order, as in effect or as amended with the reasonable approval of US Airways, will be used to obtain ownership information from Substantial Claimholders.

See discussion in Item 1A, “Risk Factors—Chapter 11 Reorganization Risks” regarding the potential impact of these rules on the company’s utilization of its net operating losses post emergence from bankruptcy and in Item 1A, “Risk Factors—Common Stock Risks” regarding the establishing of limitations on the transfer of the Company’s common stock post emergence from bankruptcy.

Liabilities Subject to Compromise

The following table summarizes the components of liabilities subject to compromise included on the Consolidated Balance Sheet as of December 31, 2012 and 2011:

(in millions)
	2012	2011
Long-term debt	$1,198	$2,482
Estimated allowed claims on aircraft lease and debt obligations and facility lease and bond obligations	3,716	1,868
Pension and postretirement benefits	1,250	—
Accounts payable and other accrued liabilities	442	489
Other	—	4

Total liabilities subject to compromise	$6,606	$4,843

Long-term debt, including undersecured debt, classified as subject to compromise as of December 31, 2012 and 2011 consisted of (in millions):

	2012	2011
Secured variable and fixed rate indebtedness due through 2023 (effective rates from 1.00%—13.00% at December 31, 2012)	$172	$1,456
6.00%—8.50% special facility revenue bonds due through 2036	186	186
6.25% senior convertible notes due 2014	460	460
9.0%—10.20% debentures due through 2021	214	214
7.88%—10.55% notes due through 2039	166	166

	$1,198	$2,482

Liabilities subject to compromise refers to prepetition obligations which may be impacted by the Chapter 11 reorganization process. These amounts represent the Debtors’ current estimate of known or potential prepetition obligations to be resolved in connection with the Chapter 11 Cases.

In accordance with ASC 852, substantially all of the Company’s unsecured debt has been classified as liabilities subject to compromise. Additionally, certain of the Company’s undersecured debt instruments have also been classified as liabilities subject to compromise.

As a result of the modifications to the retirement benefits as discussed in Note 11 to the consolidated financial statements, a portion of the pension and postretirement benefits liability, primarily relating to retiree medical and other benefits, was classified as liabilities subject to compromise as of December 31, 2012.

Differences between liabilities the Debtors have estimated and the claims filed, or to be filed, will be investigated and resolved in connection with the claims resolution process. The Company will continue to evaluate these liabilities throughout the Chapter 11 Cases and adjust amounts as necessary. Such adjustments may be material. In light of the expected number of creditors, the claims resolution process may take considerable time to complete. Accordingly, the ultimate number and amount of allowed claims is not presently known.

Reorganization Items, net

Reorganization items refer to revenues, expenses (including professional fees), realized gains and losses and provisions for losses that are realized or incurred in the Chapter 11 Cases. The following table summarizes the components included in reorganization items, net on the Consolidated Statements of Operations for the years ended December 31, 2012 and 2011:

(in millions)
	2012	2011
Pension and postretirement benefits	$(66)	$—
Aircraft and facility financing renegotiations and rejections(1)(2)	1,950	102
Professional fees	229	14
Other	95	2

Total reorganization items, net	$2,208	$118

(1)

Amounts include allowed claims (claims approved by the Bankruptcy Court) and estimated allowed claims relating to the rejection or modification of financings related to aircraft. The Debtors record an estimated claim associated with the rejection or modification of a financing when the applicable motion is filed with the Bankruptcy Court to reject or modify such financing and the Debtors believe that it is probable the motion will be approved, and there is sufficient information to estimate the claim. Modifications of the financings related to aircraft remain subject to conditions, including reaching agreement on definitive documentation. See above, “Special Protection Applicable to Leases and Secured Financing of Aircraft and Aircraft Equipment,” for further information.

(2)

Amounts include allowed claims (claims approved by the Bankruptcy Court) and estimated allowed claims relating to entry of orders treating as unsecured claims with respect to facility agreements supporting certain issuances of special facility revenue bonds. The Debtors record an estimated claim associated with the treatment of claims with respect to facility agreements when the applicable motion is filed with the Bankruptcy Court and the Debtors believe that it is probable that the motion will be approved, and there is sufficient information to estimate the claim. See above, “Rejection of Executory Contracts,” for further information.

Claims related to reorganization items are reflected in liabilities subject to compromise on the Consolidated Balance Sheet as of December 31, 2012 and 2011.